U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows of Parent Company Only (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income attributable to U.S. Bancorp	$ 6,218	$ 5,888	$ 5,879
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	(2,049)	487	787
Net cash provided by operating activities	6,472	5,336	8,782
Investing Activities
Other, net	(350)	322	(1,526)
Net cash used in investing activities	(12,126)	(17,958)	(21,150)
Financing Activities
Net decrease in short-term borrowings	2,688	(13,914)	(2,016)
Proceeds from issuance of long-term debt	9,434	10,715	5,067
Principal payments or redemption of long-term debt	(10,517)	(9,495)	(5,311)
Proceeds from issuance of preferred stock	993		745
Proceeds from issuance of common stock	159	355	295
Repurchase of preferred stock	(1,085)
Repurchase of common stock	(2,631)	(2,556)	(2,190)
Cash dividends paid on preferred stock	(284)	(267)	(242)
Cash dividends paid on common stock	(1,928)	(1,810)	(1,777)
Net cash provided by financing activities	9,454	17,180	12,861
Change in cash and due from banks	3,800	4,558	493
Cash and due from banks at beginning of year	15,705	11,147	10,654
Cash and due from banks at end of year	19,505	15,705	11,147
Parent Company [Member]
Operating Activities
Net income attributable to U.S. Bancorp	6,218	5,888	5,879
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,563)	(3,940)	(1,991)
Other, net	(125)	75	507
Net cash provided by operating activities	4,530	2,023	4,395
Investing Activities
Proceeds from sales and maturities of investment securities	100	232	153
Purchases of investment securities	(844)	(120)	(47)
Net increase in short-term advances to subsidiaries	(790)	(442)	(273)
Long-term advances to subsidiaries		(750)	(500)
Principal collected on long-term advances to subsidiaries	500	100
Other, net	(12)	(12)	(6)
Net cash used in investing activities	(1,046)	(992)	(673)
Financing Activities
Net decrease in short-term borrowings	(21)	(3)	(152)
Proceeds from issuance of long-term debt	3,920	3,550
Principal payments or redemption of long-term debt	(1,250)	(1,926)	(1,750)
Proceeds from issuance of preferred stock	993		745
Proceeds from issuance of common stock	159	355	295
Repurchase of preferred stock	(1,085)
Repurchase of common stock	(2,631)	(2,556)	(2,190)
Cash dividends paid on preferred stock	(284)	(267)	(242)
Cash dividends paid on common stock	(1,928)	(1,810)	(1,777)
Net cash provided by financing activities	(2,127)	(2,657)	(5,071)
Change in cash and due from banks	1,357	(1,626)	(1,349)
Cash and due from banks at beginning of year	7,800	9,426	10,775
Cash and due from banks at end of year	$ 9,157	$ 7,800	$ 9,426